Accounts and other receivables and publisher advances	12 Months Ended
Aug. 31, 2021
Accounts And Other Receivables And Publisher Advances
Accounts and other receivables and publisher advances

9. Accounts and other receivables and publisher advances

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	August 31, 2021	August 31, 2020
	$	$

Trade accounts receivable	9,677,725	4,690,922
Other receivables	53,387	29,406
Allowance for doubtful accounts	(1,084,305)	(874,438)
Total accounts and other receivables	8,646,807	3,845,890

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

A continuity of the Company’s allowance for doubtful accounts is as follows:

	August 31, 2021	August 31, 2020
	$	$

Allowance for doubtful accounts, beginning of year	(874,438)	-
Acquisition of Frankly	-	(887,763)
Acquisition of SideQik	(140,896)	-
Provision, bad debt expense	(72,636)	-
Writeoffs	3,665	13,325
Allowance for doubtful accounts, end of year	(1,084,305)	(874,438)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment.
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of August 31, 2021, $6 million had been advanced to the publisher and $1,465,782 had been recouped through the process explained above. As of August 31, 2021, a net amount of $4,534,218 was outstanding on the advance and the current portion of the advance was $3,197,102.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.